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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Longacre Fund Management, LLC
Address:          810 Seventh Avenue 33rd Floor, New York, NY 10019

Form 13F File Number: 28-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Weissman
Title:   Manager
Phone:   212-259-4300

Signature, Place, and Date of Signing:

 /s/ Steven Weissman              New York, New York             May 13, 2009
--------------------------     -------------------------       ----------------
       [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       1
                                                             -------------

Form 13F Information Table Entry Total:                                  6
                                                             -------------

Form 13F Information Table Value Total:                             $2,308
                                                             -------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NO.            FORM 13F FILE NUMBER               NAME
      -------        ------------------------           ------------------------

      1                                                 LSE Fund Management, LLC

                                                  Longacre Fund Management, LLC
                                                    Form 13F Information Table
                                                  Quarter ended: March 31, 2009

                                                                                  INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                           TITLE OF       CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                      CLASS         NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS** SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC           COM        14754D100     $285       18,226  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW       COM        38388F108     $209       33,030  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE &
DOCK CO                      COM        390607109     $230       76,258  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
                             COM PAR
IAC INTERACTIVECORP          $.001      44919P508     $802       52,683  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
SCRIPPS NETWORKS INTERACT
IN                           CL A COM   811065101     $501       22,249  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL         COM        969457100     $281       24,708  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $2,308
(in thousands)

